Annual Total Returns[BarChart] - SA Large Cap Index Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.59%	15.04%	31.38%	13.07%	0.95%	11.62%	21.36%	(4.75%)	30.93%	18.05%